Taxation (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Taxable income	$ 141,978		$ 367,792	$ 315,854
Net operating loss carryforwards	2,896,999
Deferred tax assets, operating loss carryforwards	$ 695,280		32,159
Malaysia [Member]
Taxation [Line Items]
Enterprise income tax rate	24.00%	24.00%
Paid in capital (in Ringgits) | RM		RM 2,500,000
Gross income (in Ringgits) | RM		RM 50,000,000
Gross income tax percentage	15.00%	15.00%
Taxable income | RM		RM 150,000
Taxable income percentage	24.00%	24.00%
Applicable tax rate	24.00%	24.00%
Net operating loss carryforwards	$ 2,896,999		$ 133,996
Malaysia [Member] | Minimum [Member]
Taxation [Line Items]
Taxable income	$ 35,000	RM 150,000
Taxable income percentage	17.00%	17.00%
Malaysia [Member] | Maximum [Member]
Taxation [Line Items]
Taxable income	$ 140,000	RM 600,000